UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/18

Item 1. Schedule of Investments.

	FRANKLIN UNIVERSAL TRUST

Statement of Investments, November 30, 2018 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 44.0%
Energy 1.4%
[a] Birch Permian Holdings Inc	United States	7,566	$83,226
[a] Birch Permian Holdings Inc	United States	58,976	619,248
[a] Chaparral Energy Inc	United States	5,868	90,954
[a,b] Chaparral Energy Inc., A, 144A	United States	214	2,129
Enbridge Inc	Canada	39,360	1,288,253
[a,c,d] Energy XXI Gulf Coast Inc., wts., 12/30/21.	United States	5,433	—
[a] Goodrich Petroleum Corp	United States	19,379	279,445
[a] Halcon Resources Corp	United States	52,355	146,594
[a] Halcon Resources Corp., wts., 9/09/20	United States	4,668	327
[a] Midstates Petroleum Co. Inc	United States	325	2,701
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,311	36
[a] Riviera Resources Inc	United States	5,272	97,426
[a] Roan Resources Inc	United States	5,272	54,249
			2,664,588
Materials 1.1%
BHP Group PLC, ADR	United Kingdom	25,185	973,652
Freeport-McMoRan Inc	United States	80,380	959,737
South32 Ltd., ADR	Australia	10,074	113,383
[a] Verso Corp., A	United States	3,330	83,983
[a] Verso Corp., wts., 7/25/23	United States	350	2,170
			2,132,925
Pharmaceuticals, Biotechnology & Life Sciences 0.0%†
[a] Advanz Pharma Corp	Canada	3,236	64,299
Transportation 0.1%
[a] CEVA Logistics AG	Switzerland	5,770	172,416
Utilities 41.4%
Alliant Energy Corp	United States	80,000	3,631,200
American Electric Power Co. Inc	United States	75,000	5,830,500
CenterPoint Energy Inc	United States	122,800	3,439,628
CMS Energy Corp	United States	100,000	5,209,000
Consolidated Edison Inc	United States	40,000	3,214,000
Dominion Energy Inc	United States	67,200	5,006,400
DTE Energy Co	United States	30,000	3,592,200
Duke Energy Corp	United States	46,060	4,079,534
Edison International	United States	36,000	1,991,520
Entergy Corp	United States	30,000	2,611,800
Evergy Inc	United States	101,867	6,047,844
Exelon Corp	United States	80,000	3,711,200
FirstEnergy Corp	United States	60,000	2,269,800
NextEra Energy Inc	United States	34,800	6,323,508
NiSource Inc	United States	60,000	1,585,200
[a] PG&E Corp	United States	30,000	791,400
Pinnacle West Capital Corp	United States	44,800	4,003,328
PPL Corp	United States	24,500	749,455
Public Service Enterprise Group Inc	United States	45,000	2,515,500
Sempra Energy.	United States	50,000	5,761,000
The Southern Co	United States	68,250	3,230,272
WEC Energy Group Inc	United States	40,000	2,899,200

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Utilities (continued)
Xcel Energy Inc	United States	60,000	$3,147,000
			81,640,489
Total Common Stocks and Other Equity Interests
(Cost $45,744,553)			86,674,717

		Principal
		Amount*

Corporate Bonds 85.6%
Automobiles & Components 0.8%
[b] Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States $	600,000	543,000
The Goodyear Tire & Rubber Co., senior bond, 5.00%, 5/31/26	United States	1,100,000	1,007,875
			1,550,875
Banks 1.9%
CIT Group Inc., senior note, 5.25%, 3/07/25	United States	600,000	604,380
[e] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,068,375
[e] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	906,300
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual.	United States	1,100,000	1,097,635
			3,676,690
Capital Goods 5.4%
[b] BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26.	United States	500,000	485,000
[b] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	600,000	546,750
[b] BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	600,000	585,000
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	320,340
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	300,000	297,375
H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,300,000	1,217,125
[b] HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	600,000	582,180
[b] Jeld-Wen Inc.,
senior bond, 144A, 4.875%, 12/15/27	United States	300,000	262,500
senior note, 144A, 4.625%, 12/15/25.	United States	300,000	269,250
[b] Pisces Midco Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	900,000	858,375
[b] Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	1,200,000	1,188,000
Tennant Co., senior note, 5.625%, 5/01/25	United States	1,200,000	1,168,500
[b] Terex Corp., senior note, 144A, 5.625%, 2/01/25.	United States	1,400,000	1,290,170
[b] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24.	United States	1,700,000	1,666,000
			10,736,565
Commercial & Professional Services 2.3%
[b] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,100,000	990,000
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24.	United States	1,400,000	1,396,500
senior bond, 5.875%, 9/15/26.	United States	100,000	97,500
senior bond, 5.50%, 5/15/27	United States	500,000	473,125
[b] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,800,000	1,494,000
			4,451,125
Consumer Durables & Apparel 3.5%
[b] Ashton Woods USA LLC, senior note, 144A, 6.75%, 8/01/25	United States	1,500,000	1,357,500
[b] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	967,500
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,500,000	1,398,750

|2

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel (continued)
[b] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
senior note, 144A, 5.25%, 4/15/21	United States $	400,000	$399,620
senior note, 144A, 5.625%, 3/01/24	United States	600,000	579,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24.	United States	700,000	704,375
Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	1,700,000	1,585,250
			6,991,995
Consumer Services 6.1%
[b] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24	Canada	900,000	853,875
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,800,000	1,764,000
[b] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	1,200,000	1,170,000
[b] Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	1,500,000	1,567,500
[b] Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured
note, 144A, 10.50%, 2/15/23.	United States	1,500,000	1,522,500
[b] Golden Nugget Inc.,
senior note, 144A, 6.75%, 10/15/24	United States	1,100,000	1,080,750
senior note, 144A, 8.75%, 10/01/25	United States	600,000	604,500
[b] International Game Technology PLC, senior secured note, first lien, 144A, 6.25%,
1/15/27.	United States	500,000	501,250
[b] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	600,000	593,250
senior note, 144A, 5.25%, 6/01/26	United States	600,000	589,872
[b] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A,
7.00%, 7/15/26	Canada	600,000	599,250
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25.	United States	1,300,000	1,241,500
			12,088,247
Diversified Financials 2.4%
[b] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,086,250
[b] MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	700,000	695,359
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	800,000	810,000
senior note, 6.50%, 6/15/22	United States	500,000	502,500
senior note, 7.25%, 9/25/23	United States	1,300,000	1,311,375
senior note, 6.125%, 3/25/24	United States	400,000	376,000
			4,781,484
Energy 10.6%
[b] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	1,000,000	997,033
Bill Barrett Corp., senior note, 8.75%, 6/15/25.	United States	1,700,000	1,666,000
California Resources Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	515,000	393,975
senior bond, 6.00%, 11/15/24.	United States	15,000	10,894
senior note, 5.50%, 9/15/21	United States	10,000	8,055
Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	800,000	774,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	800,000	702,000
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	600,000	648,000
senior secured note, first lien, 5.875%, 3/31/25	United States	1,000,000	1,032,500

|3

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners LP,
[b] senior note, 144A, 5.625%, 10/01/26.	United States $	700,000	$682,500
senior secured note, first lien, 5.25%, 10/01/25	United States	1,200,000	1,173,000
Chesapeake Energy Corp., senior note, 7.50%, 10/01/26.	United States	1,600,000	1,492,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23	United States	500,000	498,750
senior note, 5.75%, 4/01/25	United States	800,000	772,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22 .	United States	1,300,000	1,199,250
[b] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	900,000	875,250
Energy Transfer LP,
senior bond, first lien, 7.50%, 10/15/20	United States	1,200,000	1,269,000
senior secured bond, first lien, 5.875%, 1/15/24	United States	200,000	206,750
[b,f] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	688,666	510,474
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	700,000	591,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	600,000	585,000
[b,f] Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	746,536	446,988
Oceaneering International Inc., senior note, 6.00%, 2/01/28	United States	800,000	723,296
QEP Resources Inc., senior bond, 5.375%, 10/01/22.	United States	1,600,000	1,582,000
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	800,000	238,000
senior note, 6.125%, 1/15/23	United States	100,000	25,500
[b] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23.	United States	700,000	684,250
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	200,000	169,000
senior note, 7.75%, 6/15/21	United States	400,000	328,000
senior note, 4.50%, 4/15/22	United States	400,000	266,000
senior note, 8.25%, 6/15/23	United States	600,000	399,000
			20,949,965
Food & Staples Retailing 0.3%
[b] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	700,000	666,750
Food, Beverage & Tobacco 2.7%
B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	1,200,000	1,138,620
[b] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	1,200,000	1,161,000
[b] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24.	United States	700,000	678,125
senior note, 144A, 4.875%, 11/01/26.	United States	1,000,000	977,750
[b] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	800,000	738,000
senior bond, 144A, 5.625%, 1/15/28	United States	300,000	279,750
senior note, 144A, 5.50%, 3/01/25	United States	400,000	383,000
			5,356,245
Health Care Equipment & Services 6.8%
[b] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	700,000	695,625
[b] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26.	United States	1,400,000	1,333,500
[b] Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,700,000	1,714,875
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	175,000	86,879
[b] senior note, 144A, 8.125%, 6/30/24	United States	718,000	551,065
senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	558,750

|4

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
HCA Inc.,
senior bond, 5.875%, 2/15/26.	United States $1,400,000		$1,445,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	625,050
[b] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,500,000	1,498,125
[b] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,298,375
[b,f] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	400,000	399,500
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	400,000	401,500
senior note, 8.125%, 4/01/22	United States	1,000,000	1,040,000
WellCare Health Plans Inc.,
senior note, 5.25%, 4/01/25	United States	1,200,000	1,194,000
[b] senior note, 144A, 5.375%, 8/15/26	United States	500,000	497,590
			13,340,334
Household & Personal Products 0.5%
[b] Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	900,000	896,062
Materials 10.5%
[f] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	400,000	372,000
[b] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,800,000	1,640,250
The Chemours Co.,
senior note, 6.625%, 5/15/23	United States	569,000	578,958
senior note, 5.375%, 5/15/27	United States	300,000	272,250
[b] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A, 4.75%,
2/01/26.	United States	700,000	676,410
[b] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	500,000	462,500
[b] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	431,000	424,136
senior note, 144A, 7.25%, 4/01/23	Zambia	600,000	558,000
senior note, 144A, 6.875%, 3/01/26	Zambia	500,000	430,625
[b] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22	Australia	800,000	769,320
senior note, 144A, 5.125%, 3/15/23	Australia	400,000	379,376
[b] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A,
7.375%, 12/15/23	United States	1,000,000	1,007,500
[b] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	900,000	830,250
[b] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	551,250
[b] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien,
144A, 7.125%, 11/01/22	Canada	400,000	397,000
[b] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	500,000	467,500
senior note, 144A, 6.25%, 8/15/24	United States	700,000	694,750
[b] OCI NV, senior note, 144A, 6.625%, 4/15/23.	Netherlands	500,000	508,750
[b] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	998,750
senior note, 144A, 5.875%, 8/15/23	United States	500,000	501,875
[b] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25.	United States	1,200,000	1,086,000
[b] Platform Specialty Products Corp.,
senior note, 144A, 6.50%, 2/01/22	United States	600,000	613,500
senior note, 144A, 5.875%, 12/01/25.	United States	1,000,000	980,000

|5

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
[b] senior note, 144A, 7.00%, 7/15/24	United States	$ 200,000	$199,875
senior secured note, first lien, 5.75%, 10/15/20	United States	484,554	484,554
[b] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	977,500
[b] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	200,000	198,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	417,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24.	United States	900,000	900,000
senior bond, 5.00%, 12/15/26.	United States	700,000	674,625
[b] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25.	United States	1,600,000	1,576,000
			20,628,504
Media & Entertainment 9.4%
[b] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	1,700,000	1,625,625
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	1,200,000	1,156,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,700,000	1,709,562
[b] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	701,757
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,020,300
senior sub. note, 7.625%, 3/15/20	United States	700,000	701,750
CSC Holdings LLC,
[b] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	481,250
senior note, 6.75%, 11/15/21	United States	700,000	735,000
senior note, 5.25%, 6/01/24	United States	700,000	666,750
[b] senior note, 144A, 7.50%, 4/01/28	United States	500,000	516,563
[b] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,200,000	1,161,000
DISH DBS Corp.,
senior bond, 5.875%, 7/15/22.	United States	700,000	670,250
senior note, 7.75%, 7/01/26	United States	800,000	711,500
[b] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	600,000	610,500
Netflix Inc.,
senior bond, 5.875%, 2/15/25.	United States	1,100,000	1,124,750
senior bond, 4.875%, 4/15/28.	United States	200,000	185,000
[b] senior bond, 144A, 5.875%, 11/15/28	United States	200,000	199,000
[b] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	900,000	870,750
[b] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	800,000	821,000
senior bond, 144A, 5.375%, 4/15/25	United States	700,000	691,250
Tegna Inc., senior note, 5.125%, 7/15/20	United States	800,000	801,000
[b] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%,
9/15/22.	United States	116,000	117,450
[b] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	772,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	189,000
[b] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23.	United States	200,000	198,000
senior note, 144A, 5.625%, 4/15/22	United States	82,000	83,025
			18,520,532

|6

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Advanz Pharma Corp., senior secured note, first lien, 8.00%, 9/06/24	Canada $	258,000	$249,615
[b] Bausch Health Cos. Inc.,
senior note, 144A, 5.625%, 12/01/21.	United States	700,000	701,750
senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	209,750
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	634,752
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	835,140
Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,496,250
[b] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23.	United States	700,000	693,000
[b] Valeant Pharmaceuticals International, senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,600,785
			6,421,042
Real Estate 2.7%
CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,400,000	1,393,000
Equinix Inc.,
senior bond, 5.375%, 4/01/23.	United States	1,300,000	1,316,250
senior bond, 5.875%, 1/15/26.	United States	200,000	203,500
[b] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%,
11/15/25	United States	1,000,000	986,250
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	294,750
senior bond, 5.00%, 10/15/27.	United States	500,000	476,250
senior note, 6.375%, 3/01/24	United States	600,000	624,000
			5,294,000
Retailing 1.2%
[b] Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	1,400,000	1,354,780
[b] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	300,000	202,500
senior note, 144A, 8.875%, 6/01/25	United States	300,000	204,750
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	900,000	693,000
			2,455,030
Semiconductors & Semiconductor Equipment 0.7%
[b] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	1,400,000	1,361,500
Software & Services 2.2%
[b] First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	2,100,000	2,115,750
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,697,875
[b] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	485,295
			4,298,920
Technology Hardware & Equipment 3.3%
[b] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,542,000	1,102,530
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	700,000	685,125
[b] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,200,000	1,117,560
[b] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	200,000	203,307
senior note, 144A, 7.125%, 6/15/24	United States	200,000	209,788
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	202,560
[b] Itron Inc., senior note, 144A, 5.00%, 1/15/26	United States	1,800,000	1,679,634
[b] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25	United States	1,300,000	1,231,750
			6,432,254

|7

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services 5.0%
[b] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States $	300,000	$305,250
[b] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	601,875
[b] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	448,097
senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	241,821
[b] DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,565,595
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,400,000	1,307,250
Sprint Corp.,
senior bond, 7.875%, 9/15/23.	United States	500,000	526,250
senior bond, 7.125%, 6/15/24.	United States	500,000	508,750
senior note, 7.625%, 3/01/26	United States	600,000	616,500
[b] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first
lien, 144A, 4.738%, 9/20/29	United States	1,300,000	1,294,540
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	206,500
senior bond, 6.375%, 3/01/25.	United States	500,000	515,625
senior bond, 4.75%, 2/01/28	United States	600,000	556,380
senior note, 6.00%, 4/15/24	United States	200,000	204,750
[b] Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27.	United States	1,000,000	957,500
			9,856,683
Transportation 0.8%
[b] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	672,000
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	700,000	659,750
[b] Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	300,000	300,093
			1,631,843
Utilities 3.2%
Calpine Corp., senior bond, 5.75%, 1/15/25	United States	1,800,000	1,660,500
Clearway Energy Operating LLC,
senior bond, 5.375%, 8/15/24.	United States	900,000	857,250
senior bond, 5.00%, 9/15/26	United States	900,000	821,250
[b] senior note, 144A, 5.75%, 10/15/25	United States	400,000	386,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%,
6/15/20.	United States	800,000	606,000
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	400,000	367,000
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	2,300,000	1,681,875
			6,379,875
Total Corporate Bonds (Cost $176,612,071)			168,766,520

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	700,000	—
[a,c] NewPage Corp., Litigation Trust	United States	1,200,000	—
[a] Penn Virginia Corp., Escrow Account.	United States	700,000	2,100
[a,c] T-Mobile USA Inc., Escrow Account	United States	1,500,000	—
[a] Vistra Energy Corp., Escrow Account	United States	700,000	3,500
Total Escrows and Litigation Trusts (Cost $20,296)			5,600
Total Investments before Short Term Investments
(Cost $222,376,920)			255,446,837

|8

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $4,853,479) 2.5%
Money Market Funds 2.5%
[g,h] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	4,853,479	$4,853,479
Total Investments (Cost $227,230,399) 132.1%			260,300,316
Notes Payable (33.0)%			(65,005,619)
Other Assets, less Liabilities 0.9%			1,725,963
Net Assets 100.0%			$197,020,660

See Abbreviations on page 12.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
November 30, 2018, the aggregate value of these securities was $98,625,671, representing 50.1% of net assets.
cFair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
dSee Note 3 regarding restricted securities.
ePerpetual security with no stated maturity date.
fIncome may be received in additional securities and/or cash.
gSee Note 4 regarding investments in affiliated management investment companies.
hThe rate shown is the annualized seven-day effective yield at period end.

|9

FRANKLIN UNIVERSAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the

|10

FRANKLIN UNIVERSAL TRUST                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. RESTRICTED SECURITIES

At November 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Acquisition
Warrants	Issuer	Date	Cost	Value

5,433	Energy XXI Gulf Coast Inc., wts., 12/30/21 (Value is 0.0% of Net Assets)	12/03/10 - 12/30/16	$ —	$ —

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.91%	10,068,808	4,070,354	(9,285,683)	4,853,479	$4,853,479	$35,082	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|11

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5.	FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of November 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy.	$1,871,124	$793,428	$36	[c]	$2,664,588
All Other Equity Investments.	84,010,129	—	—		84,010,129
Corporate Bonds	—	168,766,520	—		168,766,520
Escrows and Litigation Trusts	—	5,600	—[c]		5,600
Short Term Investments	4,853,479	—	—		4,853,479
Total Investments in Securities	$90,734,732	$169,565,548	$36		$260,300,316

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value at November 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR FRN PIK	American Depositary Receipt Floating Rate Note Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|12

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date  January 24, 2019

By /s/GASTON GARDEY________

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 24, 2019